Consolidated Statements of Financial Position ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 364,187	$ 55,814	¥ 367,401
Right-of-use assets	37,960	5,818	43,073
Goodwill	2,771	425	2,771
Interest in associates	38,802	5,947	36,445
Interest in joint ventures	5,656	867	4,771
Deferred income tax assets	745	114	1,226
Contract assets	103	16	595
Contract costs	3,672	563	4,923
Financial assets measured at fair value	3,493	535	3,891
Other assets	14,591	2,235	13,808
Non-current assets	471,980	72,334	478,904
Current assets
Inventories and consumables	1,951	299	2,359
Contract assets	823	126	1,308
Accounts receivable	16,287	2,496	17,233
Prepayments and other current assets	15,882	2,434	12,456
Financial assets measured at fair value	24,189	3,707	202
Short-term bank deposits and restricted deposits	11,989	1,837	3,716
Cash and cash equivalents	23,085	3,538	34,945
Current assets	108,636	16,649	83,595
Total assets	580,616	88,983	562,499
EQUITY
Share capital	254,056	38,936	254,056
Reserves	(18,821)	(2,884)	(18,803)
Retained profits
Proposed final dividend	5,018	769	4,529
Others	86,334	13,231	80,265
Equity attributable to equity shareholders of the Company	326,587	50,052	320,047
Non-controlling interests	933	143	708
Total equity	327,520	50,195	320,755
Non-current liabilities
Long-term bank loans	2,482	380	2,869
Promissory notes	998	153	998
Corporate bonds	1,999	306	2,998
Lease liabilities	16,458	2,522	21,535
Deferred income tax liabilities	64	10	87
Deferred revenue	5,927	908	4,851
Amounts due to related parties	3,042	466	3,042
Other obligations	98	16	174
Non-current liabilities	31,068	4,761	36,554
Current liabilities
Short-term bank loans	740	113	5,564
Commercial papers	7,000	1,073	8,995
Current portion of long-term bank loans	418	64	437
Current portion of corporate bonds	1,000	153
Lease liabilities	11,503	1,763	10,790
Accounts payable and accrued liabilities	134,437	20,603	117,525
Bills payable	5,482	840	4,039
Taxes payable	2,805	430	1,534
Dividend payable			920
Current portion of other obligations	2,529	388	2,604
Contract liabilities	42,641	6,535	40,648
Advances from customers	359	55	330
Current liabilities	222,028	34,027	205,190
Total liabilities	253,096	38,788	241,744
Total equity and liabilities	580,616	88,983	562,499
Net current liabilities	(113,392)	(17,378)	(121,595)
Total assets less current liabilities	358,588	54,956	357,309
Ultimate holding company [member]
Current assets
Accounts receivable	10,570	1,620	7,688
Current liabilities
Accounts payable and accrued liabilities	1,640	251	1,779
Related parties [member]
Current assets
Accounts receivable	195	30	240
Current liabilities
Accounts payable and accrued liabilities	9,183	1,407	7,851
Domestic carriers [member]
Current assets
Accounts receivable	3,665	562	3,448
Current liabilities
Accounts payable and accrued liabilities	¥ 2,291	$ 352	¥ 2,174